Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Schedule of key terms and conditions related to the grants under the Group’s stock plan

The summary of the outstanding share-based payment arrangements is presented below:

Grant date	Number of instruments	Settlement	Stock incentive plan	Contractual life of options (years)
2020	3,940,478	Equity	SOP	6.8
2020	69,774	Cash	SOP	6.8
2021	890,436	Equity	SOP	5.0
2021	12,130	Cash	SOP	5.0
2022	441,838	Equity	SOP	5.0
2022	93,896	Equity	ISO	6.0
2022	49,279	Equity	RSU	4.0
2022	1,399,998	Equity	RSU	4.0
2022	13,101	Cash	SOP	5.0
2023	89,432	Equity	SOP	4.0
2023	265,167	Equity	RSU	4.0
2023	6,719	Equity	Matching	2.0
2024	458,594	Equity	SOP	4.0
2024	804,861	Equity	RSU	4.0
2024	447,100	Equity	ISO	4.0
2024	17,267	Cash	SOP	4.0
2024	15,480	Cash	RSU	3.0

Rollforward of outstanding share-based payments arrangements

19.3 Rollforward of outstanding share-based payments arrangements

	SOP		SOP		ISO		RSU		RSU	Matching
	Equity-settled		Cash-settled		Equity-settled		Equity-settled		Cash-settled	Equity-settled
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2024	2023
	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options
Outstanding at January 1st	4,069,844	4,158,492	92,322	92,322	93,896	83,522	1,209,759	1,446,312	-	6,719	-
Forfeited during the year	(405,998)	(14,523)	-	-	(45,941)	-	(206,439)	-	-	(546)	-
Exercised during the year	(312,631)	(93,018)	(3,000)	-	(11,000)	-	(421,939)	(504,685)	-	-	-
Modification during the year	-	(75,219)	-	-	-	-	-	-	-	-	-
Granted during the year	495,998	94,112	17,267	-	447,100	10,374	804,861	268,132	15,480	-	6,719
Outstanding at December 31st	3,847,213	4,069,844	106,589	92,322	484,055	93,896	1,386,242	1,209,759	15,480	6,173	6,719
Exercisable at December 31st	1,999,336	1,585,656	52,529	44,570	38,211	18,779	-	-	-	-	-

Equity-settled share-based payment arrangement
Share-based compensation
Schedule of inputs used in the measurement of the fair value at grant date

19.1 Fair values of equity-settled share-based payment arrangements

Grant date	Stock Incentive Plan	Plan	Program	Currency	Fair value at grant date	Share price at grant date	Exercise price (weighted average)	Expected volatility (weighted average) %	Expected life (weighted average) (years)	Expected dividends %	Interest Rate %
2020	SOP	1st	1	R$	0.09	4.14	1.83	27.73	6.8	5.05	5.31
2020	SOP	1st	2	R$	0.09	4.14	1.83	27.73	6.8	5.05	5.31
2021	SOP	1st	3	R$	0.32	3.81	3.49	27.73	5.0	5.05	5.31
2021	SOP	1st	4	R$	0.33	3.81	3.49	27.73	5.0	5.05	5.31
2022	SOP	2nd	1	US$	0.18 - 2.42	5.57	4.10 - 16.75	31.71	5.0	n/a	3.73
2022	ISO	1st	1	US$	0.44 - 1.54	6.30 - 9.39	6.30 - 16.75	27.44 - 31.71	6.0	n/a	3.83 - 4.69
2022	RSU	1st	1	US$	8.29 - 9.39	n/a	n/a	n/a	4.0	n/a	n/a
2023	SOP	2nd	2	US$	1.40 - 4.00	4.79 - 6.30	4.10 - 5.81	32.69	4.0	n/a	3.61 - 4.69
2023	Matching	1st	1	US$	5.04	n/a	n/a	n/a	2.0	n/a	n/a
2024	SOP	2nd	3	US$	2.15	4.77	3.95	53.89	4.0	n/a	6.37
2024	ISO	1st	2	US$	2.42	4.77	3.95	53.98	4.0	n/a	6.72
2024	RSU	1st	2	US$	4.77	n/a	n/a	n/a	3.0	n/a	n/a

Cash-settled share-based payment arrangement
Share-based compensation
Schedule of inputs used in the measurement of the fair value at grant date

19.2 Fair values of cash-settled share-based payment arrangements

	Stock Options								Restricted stock units
	Grant date April 1, 2020	Measurement date December 31, 2024	Grant date April 1, 2021	Measurement date December 31, 2024	Grant date October 1, 2022	Measurement date December 31, 2024	Grant date June 8, 2024	Measurement date December 31, 2024	Grant date June 8, 2024	Measurement date December 31, 2024
Fair value	0.09	4.50	0.33	3.72	3.31	2.56	2.46	2.70	4.77	6.19
Share price	1.48	6.19	2.96	6.19	6.64	6.19	4.77	6.19	n/a	n/a
Exercise price	1.83	1.75	3.49	1.75	4.10	4.10	3.95	3.95	n/a	n/a
Expected volatility (weighted average) %	24.18	43.07	27.73	46.01	31.71	20.93	59.67	20.05	n/a	n/a
Expected life (weighted average) (years)	6.8	4.0	5.0	3.0	5.0	4.0	4.0	4.0	4.0	4.0
Expected dividends %	4.23	-	5.05	-	-	-	-	-	n/a	n/a
Risk-free interest rate %	1.53	3.19	2.65	6.06	3.80	7.34	4.92	7.02	n/a	n/a